Income Tax (Details) - Schedule of Consolidated Profit or Loss - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current income tax:
Current income tax charge	¥ 6	¥ 149	¥ 1,783
Over provision in prior years			(1,899)
Deferred tax		6,319	1,151
Income tax expense reported in profit or loss	¥ 6	¥ 6,468	¥ 1,035